Goodwill (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Goodwill	$ 868,700	$ 845,257	$ 688,836	$ 190,279
Foreign currency translation	(15,500)	14,111	(1,471)
Access and Fiberlink,LLC [Member]
Goodwill [Line Items]
Adjustment to goodwill acquired		15,800
Dark Fiber [Member]
Goodwill [Line Items]
Adjustment to goodwill acquired		(27,475)
Waves [Member]
Goodwill [Line Items]
Adjustment to goodwill acquired		$ 27,475